Condensed Consolidated Balance Sheets - USD ($)	May 31, 2022	Aug. 31, 2021	Aug. 31, 2020
Current Assets:
Cash and cash equivalents	$ 12,677,446	$ 8,293,162	$ 2,067,718
Accounts receivable, net	5,166,239	1,468,429	1,732,432
Inventory, net	645,063	339,385
Other receivables, current portion	1,209,137	814,157	302,664
Prepaid expenses and other current assets	380,800	218,376	191,723
Total current assets	20,078,685	11,133,509	4,294,537
Property and equipment, net	5,931,683	6,070,291	353,660
Intangible assets, net	32,192,858	32,029,499	26,623,448
Right-of-use assets, net	2,222,970	2,543,396	2,810,556
Other receivables, net of current portion		692,738	287,775
Acquisition deposits			383,700
Goodwill	11,366,618	9,488,848	636,942
TOTAL ASSETS	71,792,814	61,958,281	35,390,618
Current Liabilities:
Accounts payable	1,621,719	1,449,784	883,773
Accrued expenses	1,243,792	1,129,309	194,708
Accrued interest (including amounts to related parties)	961,823	366,280	346,264
Government loans and notes payable, current portion	5,260,056	4,485,649	83,292
Convertible notes payable, net of discount of $0	1,875,000
Contingent liability	750,860
Due to related parties	456,528	478,920	528,213
Finance lease liability, current portion	15,982	23,184
Operating lease liability, current portion	544,690	530,797	563,793
Total current liabilities	12,730,450	8,463,923	2,600,043
Debentures, related parties	981,337	982,205	952,058
Notes payable, net of current portion	158,645	5,133,604
Convertible notes payable, net of discount of $5,170,205	10,252,017
Finance lease liability, net of current portion	8,563	16,217
Operating lease liability, net of current portion	1,734,790	2,057,805	2,266,887
Deferred tax liability	1,499,045	1,500,372
TOTAL LIABILITIES	27,364,847	18,154,126	5,818,988
Commitments and contingencies
Novo Integrated Sciences, Inc.
Convertible preferred stock; $0.001 par value; 1,000,000 shares authorized; 0 and 0 shares issued and outstanding at May 31, 2022 and August 31, 2021, respectively
Common stock; $0.001 par value; 499,000,000 shares authorized; 30,659,073 and 26,610,144 shares issued and outstanding at May 31, 2022 and August 31, 2021, respectively	30,659	26,610	23,466
Additional paid-in capital	64,620,878	54,579,396	44,905,454
Common stock to be issued (4,308,591 and 3,622,199 shares at May 31, 2022 and August 31, 2021)	10,096,332	9,236,607
Other comprehensive income	1,015,993	991,077	1,199,696
Accumulated deficit	(31,391,082)	(20,969,274)	(16,507,127)
Total Novo Integrated Sciences, Inc. stockholders’ equity	44,372,780	43,864,416	29,621,489
Noncontrolling interest	55,187	(60,261)	(49,859)
Total stockholders’ equity	44,427,967	43,804,155	29,571,630
TOTAL LIABILITIES AND STOCKHOLDERS’ EQUITY	$ 71,792,814	61,958,281	35,390,618
Previously Reported [Member]
Current Assets:
Cash and cash equivalents		8,293,162
Accounts receivable, net		1,468,429
Inventory, net		339,385
Other receivables, current portion		814,157
Prepaid expenses and other current assets		218,376
Total current assets		11,133,509
Property and equipment, net		6,070,291
Intangible assets, net		32,436,468
Right-of-use assets, net		2,543,396
Other receivables, net of current portion		692,738
Acquisition deposits
Goodwill		9,081,879	$ 636,942
TOTAL ASSETS		61,958,281
Current Liabilities:
Accounts payable		1,449,784
Accrued expenses		1,129,309
Accrued interest (including amounts to related parties)		366,280
Government loans and notes payable, current portion		4,485,649
Due to related parties		478,920
Finance lease liability, current portion		23,184
Operating lease liability, current portion		530,797
Total current liabilities		8,463,923
Debentures, related parties		982,205
Notes payable, net of current portion		5,133,604
Finance lease liability, net of current portion		16,217
Operating lease liability, net of current portion		2,057,805
Deferred tax liability		1,500,372
TOTAL LIABILITIES		18,154,126
Commitments and contingencies
Novo Integrated Sciences, Inc.
Convertible preferred stock; $0.001 par value; 1,000,000 shares authorized; 0 and 0 shares issued and outstanding at May 31, 2022 and August 31, 2021, respectively
Common stock; $0.001 par value; 499,000,000 shares authorized; 30,659,073 and 26,610,144 shares issued and outstanding at May 31, 2022 and August 31, 2021, respectively		26,610
Additional paid-in capital		54,579,396
Common stock to be issued (4,308,591 and 3,622,199 shares at May 31, 2022 and August 31, 2021)		9,236,607
Other comprehensive income		991,077
Accumulated deficit		(20,969,274)
Total Novo Integrated Sciences, Inc. stockholders’ equity		43,864,416
Noncontrolling interest		(60,261)
Total stockholders’ equity		43,804,155
TOTAL LIABILITIES AND STOCKHOLDERS’ EQUITY		$ 61,958,281